EQUITY - Disclosure of number of restricted share units ("RSU") (Details) - Restricted Share Unit [Member]	12 Months Ended
Dec. 31, 2023 Shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
RSU outstanding at the beginning	55,000
RSU granted during the year	0
RSU exercisable at the end of year	0
RSU outstanding at the end of the year	55,000